Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income	$ 12,405	$ 10,611
Other income	412	414
Interest expense	2,608	1,889
Loss before income tax and undistributed subsidiary income	1,284	$ 479
Tax effect	(3,193)
Net income	4,477	$ 479
Comprehensive income	4,417	432
Parent Company [Member]
Interest income	1	5
Other income	291	260
Interest expense	164	164
Other expense	548	687
Loss before income tax and undistributed subsidiary income	(420)	(586)
Tax effect	1,798
Gain (loss) after income tax and undistributed subsidiary income	1,378	(586)
Effect of subsidiaries' operations	3,099	1,065
Net income	4,477	479
Comprehensive income	$ 4,417	$ 432